RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified				3 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 CNH North America	Sep. 30, 2011 CNH North America	Sep. 30, 2012 CNH North America	Sep. 30, 2011 CNH North America
Related party transactions
Interest income on retail and other receivables and finance leases				$ 50,882	$ 51,851	$ 155,856	$ 164,967
Rental income on operating leases				7,591	6,453	22,053	18,791
Interest income on wholesale receivables				38,873	27,705	110,319	90,262
Accounts payable and other accrued liabilities to related parties	$ 83,656	$ 24,221	$ 5,643